Basis of preparation and accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 2,485	€ 4,781	€ 4,703
Adjustment of the EU IAS 39 carve-out	(410)	(1,181)	148
Tax effect of the adjustment	176	303	(90)
Effect of adjustment after tax	(234)	(878)	58
In accordance with IFRS-IASB (attributable to the equityholdersshareholders of the parent)	2,250	3,903	4,761
Non-controlling interests	78	99	108
In accordance with IFRS-IASB Total net result	€ 2,329	€ 4,001	€ 4,869